Income Taxes - Schedule of Federal Statutory Income Tax Rate Reconciliation (Detail)		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Expected income tax benefit at the federal statutory rate	21.00%	21.00%	34.00%
State taxes, net of federal benefit		(0.01%)	0.04%
Foreign income (losses) taxed at different rates		(0.11%)
Research and development credit, net		2.79%	3.56%
Tax Cuts and Jobs Act revaluation			(57.00%)
Non-deductible items		(0.53%)	(1.15%)
Stock-based compensation		2.59%	1.90%
Other		0.76%	(0.85%)
Change in valuation allowance		(26.57%)	19.86%
Total		(0.08%)	0.36%